Annual Total Returns - Treasury Portfolio [BarChart] - 03.31 FIMM Funds Class 4 Combo PRO-11 - Treasury Portfolio - Class IV	May 29, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.01%
Annual Return 2017	0.26%
Annual Return 2018	1.21%
Annual Return 2019	1.57%
Annual Return 2020	0.20%